Earnings Per Share - Basic and Diluted Net Loss Per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net (loss) income attributable to TIP Inc.	$ (144,689)	$ (47,787)	$ 2,878
Basic weighted average Common Shares outstanding	67,412,546	57,671,818	56,629,405
Basic net (loss) income per share	$ (2.15)	$ (0.83)	$ 0.05
Net (loss) income attributable to TIP Inc.	$ (144,689)	$ (47,787)	$ 2,878
Basic weighted average Common Shares outstanding	67,412,546	57,671,818	56,629,405
Unvested RSUs	0	0	157,940
Diluted weighted average Common Shares outstanding	67,412,546	57,671,818	56,787,345
Diluted net (loss) income per share	$ (2.15)	$ (0.83)	$ 0.05